LONG-TERM INVESTMENTS, NET - Long-term time deposits (Details) ¥ in Billions	Dec. 31, 2025 CNY (¥)
LONG-TERM INVESTMENTS, NET
Remaining Matures in 2028	¥ 0.1
China, Yuan Renminbi
LONG-TERM INVESTMENTS, NET
Time deposits	11.5
Matures in 2027	¥ 11.4